DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt discount from initial derivative	$ 0	$ 0	$ 1,774,000	$ 0
Derivative expense	(400,019)	(8,105,901)
Level 3
Derivative liability, beginning	8,836,514	$ 0	0
Debt discount from initial derivative	0		1,774,000
Initial fair value of derivative liabilities	0		2,601,631
Change in derivative liability from conversion of notes payable	(1,144,290)		(407,654)
Change in derivative liabilities from the Odyssey conversion to a term loan	(1,286,763)		0
Change in fair value of derivative liabilities at end of period	400,019		4,868,537
Derivative liability, ending	6,805,480		8,836,514	$ 0
Derivative expense	$ 400,019		$ 5